Property and Equipment	12 Months Ended
Mar. 31, 2012
Property and Equipment
6.	Property and Equipment

	March 31,	March 31,
	2012	2011

Equipment	$1,310	$1,298
Furniture & fixtures	484	479
Leasehold improvements	184	184

	1,978	1,961
Accumulated depreciation	(1,748)	(1,573)

Net Property and Equipment	$230	$388

Net Property and Equipment of discontinued operations	$-	$-

 Depreciation expense for the years ended March 31, 2012 and 2011 was $199 and $291, respectively for continuing operations and $0 and $27 for discontinued operations.